Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2022
Intangible Assets, Net
Schedule of intangible assets, net

	As of June 30,
	2021	2022	2022
	RMB	RMB	US$

Computer software	22,829	28,478	4,244
Licenses	15,295	15,648	2,332
Internet Hospital License	—	3,600	536
Customer Relationship	—	2,600	387
Intangible assets, cost	38,124	50,326	7,499
Less: accumulated amortization	(13,899)	(16,778)	(2,500)
	24,225	33,548	4,999